Note 16 - Gain on Early Extinguishment of Debt (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Gain (Loss) on Extinguishment of Debt	$ 0	$ 113,772
Debt Instrument, Decrease, Forgiveness		112,925
Debt Instrument, Interest Forgiven		$ 847